SALES AND MARKETING (Tables)	12 Months Ended
Dec. 31, 2025
Sales And Marketing
SCHEDULE OF SALES AND MARKETING EXPENSE
	Year Ended December 31
	2025	2024	2023

Payroll and related expenses	$338	$686	$363
Professional fees	1,181	434	776
Share-based compensation	2,338	96	238
	$3,857	$1,216	$1,377